Change in Accounting Policy (Details) - Schedule of Impact on the Statements of Income (Loss) and the Statements of Comprehensive Income (Loss) - Satements of Comprehensive Income Loss [Member] - CAD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Impact on the Statements of Income (Loss) and the Statements of Comprehensive Income (Loss) [Line Items]
Tax (expense) recovery (in Dollars)	$ (1,480)	$ 7,342
Net income (loss) per common share attributable to Telesat Corporation shareholders – Basic	$ (0.03)	$ 0.16
Net income (loss) per common share attributable to Telesat Corporation shareholders – Diluted	$ (0.03)	$ 0.16